FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Interest Rate "Step-Up" (Details) € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 29, 2022 EUR (€)	Sep. 26, 2022 USD ($)	Sep. 26, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,650
500 million EUR Unsecured Notes, Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500
Borrowings issuance price percentage (in percent)	99.38%	99.38%
500 million EUR Unsecured Notes, Due 2023 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 367
500 million EUR Unsecured Notes, Due 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.95%	0.95%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
Borrowings issuance price percentage (in percent)	99.89%	99.89%
€750 million Unsecured Notes, Due in 2023 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 750
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.00%	1.00%
€250 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 250
Borrowings issuance price percentage (in percent)	105.59%	105.59%
€250 million Unsecured Notes, Due in 2024 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 132
€250 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
€750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
Borrowings issuance price percentage (in percent)	99.72%	99.72%
€750 million Unsecured Notes, Due in 2024 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 397
€750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
Borrowings issuance price percentage (in percent)	99.86%	99.86%
750 million Unsecured Notes, Due in 2024 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 290
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings issuance price percentage (in percent)	100.00%	100.00%
500 million Unsecured Notes, Due in 2025 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 184
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
Borrowings issuance price percentage (in percent)	99.41%	99.41%
€750 million Unsecured Notes, Due in 2025 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 750
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
Borrowings issuance price percentage (in percent)	99.72%	99.72%
750 million Unsecured Notes, Due in 2026 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 401
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
600 million EUR Unsecured Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 600		$ 640	€ 600
Borrowings issuance price percentage (in percent)	99.65%	99.65%
600 million EUR Unsecured Notes, Due 2026 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings | €		€ 600
600 million EUR Unsecured Notes, Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.88%	4.88%		4.875%	4.875%
1.2 billion Unsecured Notes, Due 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200		€ 1,200
Borrowings issuance price percentage (in percent)	99.91%	99.91%
1.2 billion Unsecured Notes, Due 2027 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,200
1.2 billion Unsecured Notes, Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.55%	6.55%	6.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings issuance price percentage (in percent)	99.00%	99.00%
500 million Unsecured Notes, Due in 2029 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
1.0 billion Unsecured Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000		€ 1,000
Borrowings issuance price percentage (in percent)	99.37%	99.37%
1.0 billion Unsecured Notes, Due 2032 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,000
1.0 billion Unsecured Notes, Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.80%	6.80%	6.80%
1.0 billion Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
Borrowings issuance price percentage (in percent)	95.20%	95.20%
1.0 billion Unsecured Bonds, Due 2039 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 457
1.0 billion Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
500 million Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
Borrowings issuance price percentage (in percent)	104.84%	104.84%
500 million Unsecured Bonds, Due 2039 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 229
500 million Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
Borrowings issuance price percentage (in percent)	99.18%	99.18%
1.0 billion Unsecured Notes, Due in 2041 | Net carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 434
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.75%	6.75%